Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document And Entity Information
Entity Registrant Name	PETROSONIC ENERGY, INC.
Entity Central Index Key	0001451654
Document Type	S-1
Amendment Flag	true
Amendment Description	Amendment No.1
Document Period End Date	Sep. 30, 2013
Entity Filer Category	Smaller Reporting Company